Valuation and Qualifying Accounts	12 Months Ended
Dec. 29, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
Fiscal Years Ended December 29, 2013, December 30, 2012 and January 1, 2012
(Dollars in Millions)

	Balance at Beginning of Period	Accruals	Payments/Other	Balance at End of Period
2013
Accrued Rebates(1)	$2,466	10,559	(10,102)	2,923
Accrued Returns	710	480	(558)	632
Accrued Promotions	435	1,619	(1,571)	483
Subtotal	$3,611	12,658	(12,231)	4,038
Reserve for doubtful accounts	466	53	(186)	333
Reserve for cash discounts	105	1,097	(1,099)	103
Total	$4,182	13,808	(13,516)	4,474
2012
Accrued Rebates(1)	$2,215	8,973	(8,722)	2,466
Accrued Returns	682	549	(521)	710
Accrued Promotions	396	1,583	(1,544)	435
Subtotal	$3,293	11,105	(10,787)	3,611
Reserve for doubtful accounts	361	127	(22)	466
Reserve for cash discounts	99	1,010	(1,004)	105
Total	$3,753	12,242	(11,813)	4,182
2011
Accrued Rebates(1)	$2,146	8,331	(8,262)	2,215
Accrued Returns	640	560	(518)	682
Accrued Promotions	427	1,774	(1,805)	396
Subtotal	$3,213	10,665	(10,585)	3,293
Reserve for doubtful accounts	340	77	(56)	361
Reserve for cash discounts	110	960	(971)	99
Total	$3,663	11,702	(11,612)	3,753

(1)	Includes reserve for customer rebates of $730 million, $642 million and $656 million at December 29, 2013, December 30, 2012 and January 1, 2012, respectively, recorded as a contra asset.